Segment reporting (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018	Jan. 01, 2017
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	$ 6,025		$ 6,656		$ 6,487
Non-interest income	[1]	24,306		23,098		22,279
Allocations from CC - Group ALM	[1]	0		0		0
Income	[1]	30,330	[2]	29,754	[3]	28,766	[4]
Credit loss (expense) / recovery	[1]	(118)		(131)		(38)
Total operating income	[1]	30,213		29,622	[5]	28,729	[5]
Personnel expenses	[1]	16,132		16,199		15,913
General and administrative expenses	[1]	6,797		6,949		7,517
Services (to) / from CC and other BDs	[1]	0		0		0
of which: services from CC - Services	[1]	0		0		0
Depreciation and impairment of property, equipment and software	[1]	1,228		1,053		997
Amortization and impairment of intangible assets	[1]	65		71		93
Total operating expenses	[1]	24,222		24,272		24,519
Operating profit / (loss) before tax	[1]	5,991		5,351		4,209
Tax expense / (benefit)	[1]	1,468		4,305		777
Net profit / (loss)	[1],[6]	4,522		1,046		3,432
Additional information
Total assets		958,489	[1]	939,279	[1]	918,906	[1]	$ 938,812	$ 918,906
Additions to non-current assets	[1]	1,975		1,746		1,840
Financial assets measured at fair value through other comprehensive income
Additional information
Impairments		0		15		5
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	4,206		3,722		3,318
Non-interest income	[1]	12,659		12,196		11,427
Allocations from CC - Group ALM	[1]	90		377		512
Income	[1]	16,956	[2]	16,295	[3]	15,257	[4]
Credit loss (expense) / recovery	[1]	(15)		(8)		(8)
Total operating income	[1]	16,941		16,287		15,249
Personnel expenses	[1]	7,683		7,674		7,254
General and administrative expenses	[1]	1,724		1,263		1,221
Services (to) / from CC and other BDs	[1]	3,852		3,726		3,627
of which: services from CC - Services	[1]	3,740		3,626		3,520
Depreciation and impairment of property, equipment and software	[1]	4		4		4
Amortization and impairment of intangible assets	[1]	50		49		54
Total operating expenses	[1]	13,313		12,717		12,159
Operating profit / (loss) before tax	[1]	3,628		3,571		3,090
Additional information
Total assets	[1]	200,036		194,990		178,250
Additions to non-current assets	[1]	196		120		31
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	2,057		1,954		1,914
Non-interest income	[1]	2,166		1,807		1,791
Allocations from CC - Group ALM	[1]	56		184		336
Income	[1]	4,278	[2]	3,945	[3]	4,042	[4]
Credit loss (expense) / recovery	[1]	(56)		(20)		(6)
Total operating income	[1]	4,222		3,925		4,035
Personnel expenses	[1]	803		852		855
General and administrative expenses	[1]	285		296		287
Services (to) / from CC and other BDs	[1]	1,208		1,156		1,093
of which: services from CC - Services	[1]	1,285		1,251		1,201
Depreciation and impairment of property, equipment and software	[1]	14		13		15
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	2,310		2,317		2,250
Operating profit / (loss) before tax	[1]	1,912		1,607		1,785
Additional information
Total assets	[1]	138,809		139,062		137,467
Additions to non-current assets	[1]	23		15		24
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(31)		(33)		(33)
Non-interest income	[1]	1,874		2,097		1,980
Allocations from CC - Group ALM	[1]	15		19		7
Income	[1]	1,857	[2]	2,083	[3]	1,955	[4]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	1,857		2,083		1,955
Personnel expenses	[1]	703		731		736
General and administrative expenses	[1]	202		235		244
Services (to) / from CC and other BDs	[1]	498		524		512
of which: services from CC - Services	[1]	541		562		537
Depreciation and impairment of property, equipment and software	[1]	2		1		1
Amortization and impairment of intangible assets	[1]	1		3		5
Total operating expenses	[1]	1,406		1,495		1,498
Operating profit / (loss) before tax	[1]	451		587		457
Additional information
Total assets	[1]	24,371		14,638		11,817
Additions to non-current assets	[1]	1		1		1
Asset Management | Financial assets measured at fair value through other comprehensive income
Additional information
Impairments				12		3
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	937		1,217		1,012
Non-interest income	[1]	7,641		7,020		7,041
Allocations from CC - Group ALM	[1]	(391)		(351)		(264)
Income	[1]	8,188	[2]	7,886	[3]	7,790	[4]
Credit loss (expense) / recovery	[1]	(38)		(92)		(11)
Total operating income	[1]	8,150		7,794		7,779
Personnel expenses	[1]	2,941		3,006		3,122
General and administrative expenses	[1]	651		675		812
Services (to) / from CC and other BDs	[1]	2,889		2,824		2,798
of which: services from CC - Services	[1]	2,811		2,729		2,707
Depreciation and impairment of property, equipment and software	[1]	8		10		22
Amortization and impairment of intangible assets	[1]	12		12		12
Total operating expenses	[1]	6,501		6,527		6,765
Operating profit / (loss) before tax	[1]	1,649		1,267		1,014
Additional information
Total assets	[1]	258,691		269,731		238,066
Additions to non-current assets	[1]	89		3		3
Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(398)		(355)		(326)
Non-interest income	[1]	(158)		76		186
Allocations from CC - Group ALM	[1]	43		123		37
Income	[1]	(513)	[2]	(157)	[3]	(103)	[4]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	(513)		(157)		(103)
Personnel expenses	[1]	3,927		3,857		3,847
General and administrative expenses	[1]	3,789		4,336		4,192
Services (to) / from CC and other BDs	[1]	(8,624)		(8,445)		(8,263)
of which: services from CC - Services	[1]	(8,697)		(8,510)		(8,303)
Depreciation and impairment of property, equipment and software	[1]	1,199		1,024		955
Amortization and impairment of intangible assets	[1]	2		7		21
Total operating expenses	[1]	293		779		753
Operating profit / (loss) before tax	[1]	(806)		(935)		(856)
Additional information
Total assets	[1]	21,733		21,371		23,488
Additions to non-current assets	[1]	1,666		1,606		1,781
Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(780)		128		599
Non-interest income	[1]	(123)		(147)		(237)
Allocations from CC - Group ALM	[1]	295		(268)		(517)
Income	[1]	(608)	[2]	(288)	[3]	(155)	[4]
Credit loss (expense) / recovery	[1]	(1)		0		0
Total operating income	[1]	(609)		(288)		(155)
Personnel expenses	[1]	41		34		31
General and administrative expenses	[1]	42		27		17
Services (to) / from CC and other BDs	[1]	1		(13)		(49)
of which: services from CC - Services	[1]	169		145		112
Depreciation and impairment of property, equipment and software	[1]	0		0		0
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	84		48		(1)
Operating profit / (loss) before tax	[1]	(693)		(336)		(154)
Additional information
Total assets	[1]	280,135		252,092		262,530
Additions to non-current assets	[1]	0		0		0
Corporate Center - Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	35		24		3
Non-interest income	[1]	246		50		89
Allocations from CC - Group ALM	[1]	(108)		(84)		(112)
Income	[1]	172	[2]	(11)	[3]	(20)	[4]
Credit loss (expense) / recovery	[1]	(8)		(11)		(12)
Total operating income	[1]	165		(22)		(32)
Personnel expenses	[1]	35		44		67
General and administrative expenses	[1]	104		117		744
Services (to) / from CC and other BDs	[1]	176		228		283
of which: services from CC - Services	[1]	153		198		227
Depreciation and impairment of property, equipment and software	[1]	0		0		0
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	315		388		1,094
Operating profit / (loss) before tax	[1]	(150)		(411)		(1,126)
Additional information
Total assets	[1]	34,715		47,395		67,288
Additions to non-current assets	[1]	0		0		0
UBS AG
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	5,949		6,607		6,457
Non-interest income	[1]	24,811		23,569		22,411
Allocations from CC - Group ALM	[1]	0		0		0
Income	[1]	30,759	[7]	30,176	[8]	28,868	[9]
Credit loss (expense) / recovery	[1]	(117)		(131)		(38)
Total operating income	[1]	30,642		30,044	[5]	28,831	[5]
Personnel expenses	[1],[10]	13,992		14,952		15,782
General and administrative expenses	[1]	10,075		9,001		7,776
Services (to) / from CC and other BDs	[1]	0		0		0
of which: services from CC - Services	[1]	0		0		0
Depreciation and impairment of property, equipment and software	[1]	1,052		945		992
Amortization and impairment of intangible assets	[1]	65		71		93
Total operating expenses	[1]	25,184		24,969		24,643
Operating profit / (loss) before tax	[1]	5,458		5,076		4,188
Tax expense / (benefit)	[1]	1,345		4,242		753
Net profit / (loss)	[1],[6]	4,113		834		3,435
Additional information
Total assets		958,055	[1]	940,020	[1]	919,236	[1]	$ 939,554	$ 919,236
Additions to non-current assets	[1]	1,757		1,648		1,821
UBS AG | Financial assets measured at fair value through other comprehensive income
Additional information
Impairments		0		15		5
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	4,206		3,723		3,318
Non-interest income	[1]	12,659		12,197		11,427
Allocations from CC - Group ALM	[1]	90		377		512
Income	[1]	16,957	[7]	16,296	[8]	15,257	[9]
Credit loss (expense) / recovery	[1]	(15)		(8)		(8)
Total operating income	[1]	16,941		16,288		15,250
Personnel expenses	[1]	7,680		7,679		7,253
General and administrative expenses	[1]	1,771		1,308		1,261
Services (to) / from CC and other BDs	[1]	3,851		3,726		3,626
of which: services from CC - Services	[1]	3,739		3,626		3,520
Depreciation and impairment of property, equipment and software	[1]	4		4		4
Amortization and impairment of intangible assets	[1]	50		49		54
Total operating expenses	[1]	13,356		12,766		12,199
Operating profit / (loss) before tax	[1]	3,586		3,522		3,051
Additional information
Total assets	[1]	200,036		194,990		178,250
Additions to non-current assets	[1]	196		120		31
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	2,057		1,954		1,914
Non-interest income	[1]	2,167		1,807		1,791
Allocations from CC - Group ALM	[1]	56		184		336
Income	[1]	4,279	[7]	3,945	[8]	4,042	[9]
Credit loss (expense) / recovery	[1]	(56)		(20)		(6)
Total operating income	[1]	4,223		3,925		4,035
Personnel expenses	[1]	799		849		854
General and administrative expenses	[1]	289		300		288
Services (to) / from CC and other BDs	[1]	1,206		1,154		1,092
of which: services from CC - Services	[1]	1,282		1,248		1,200
Depreciation and impairment of property, equipment and software	[1]	14		13		15
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	2,309		2,316		2,250
Operating profit / (loss) before tax	[1]	1,914		1,609		1,785
Additional information
Total assets	[1]	138,873		139,094		137,499
Additions to non-current assets	[1]	23		15		24
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(31)		(33)		(33)
Non-interest income	[1]	1,874		2,097		1,980
Allocations from CC - Group ALM	[1]	15		19		7
Income	[1]	1,857	[7]	2,083	[8]	1,955	[9]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	1,857		2,083		1,955
Personnel expenses	[1]	702		731		736
General and administrative expenses	[1]	206		238		245
Services (to) / from CC and other BDs	[1]	496		522		512
of which: services from CC - Services	[1]	539		560		537
Depreciation and impairment of property, equipment and software	[1]	2		1		1
Amortization and impairment of intangible assets	[1]	1		3		5
Total operating expenses	[1]	1,407		1,496		1,499
Operating profit / (loss) before tax	[1]	450		587		455
Additional information
Total assets	[1]	24,371		14,639		11,816
Additions to non-current assets	[1]	1		1		1
UBS AG | Asset Management | Financial assets measured at fair value through other comprehensive income
Additional information
Impairments				12		3
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	937		1,217		1,012
Non-interest income	[1]	7,642		7,020		7,039
Allocations from CC - Group ALM	[1]	(391)		(351)		(264)
Income	[1]	8,189	[7]	7,886	[8]	7,788	[9]
Credit loss (expense) / recovery	[1]	(38)		(92)		(11)
Total operating income	[1]	8,151		7,795		7,777
Personnel expenses	[1]	2,936		3,007		3,122
General and administrative expenses	[1]	706		728		861
Services (to) / from CC and other BDs	[1]	2,884		2,822		2,790
of which: services from CC - Services	[1]	2,806		2,727		2,700
Depreciation and impairment of property, equipment and software	[1]	8		10		22
Amortization and impairment of intangible assets	[1]	12		12		12
Total operating expenses	[1]	6,546		6,578		6,807
Operating profit / (loss) before tax	[1]	1,604		1,216		970
Additional information
Total assets	[1]	258,871		269,849		238,151
Additions to non-current assets	[1]	89		3		3
UBS AG | Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(410)		(361)		(326)
Non-interest income	[1]	312		476		253
Allocations from CC - Group ALM	[1]	43		123		37
Income	[1]	(56)	[7]	237	[8]	(36)	[9]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	(56)		237		(36)
Personnel expenses	[1]	1,800		2,608		3,718
General and administrative expenses	[1]	6,956		6,283		4,361
Services (to) / from CC and other BDs	[1]	(8,615)		(8,438)		(8,255)
of which: services from CC - Services	[1]	(8,688)		(8,503)		(8,295)
Depreciation and impairment of property, equipment and software	[1]	1,023		916		950
Amortization and impairment of intangible assets	[1]	2		7		21
Total operating expenses	[1]	1,166		1,376		796
Operating profit / (loss) before tax	[1]	(1,221)		(1,139)		(832)
Additional information
Total assets	[1]	20,193		19,907		23,630
Additions to non-current assets	[1]	1,448		1,509		1,763
UBS AG | Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	(845)		84		568
Non-interest income	[1]	(89)		(77)		(169)
Allocations from CC - Group ALM	[1]	295		(268)		(517)
Income	[1]	(639)	[7]	(260)	[8]	(118)	[9]
Credit loss (expense) / recovery	[1]	0		0		0
Total operating income	[1]	(639)		(260)		(118)
Personnel expenses	[1]	40		34		31
General and administrative expenses	[1]	43		27		17
Services (to) / from CC and other BDs	[1]	1		(13)		(49)
of which: services from CC - Services	[1]	169		145		112
Depreciation and impairment of property, equipment and software	[1]	0		0		0
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	84		48		(1)
Operating profit / (loss) before tax	[1]	(723)		(308)		(117)
Additional information
Total assets	[1]	280,996		254,146		262,603
Additions to non-current assets	[1]	0		0		0
UBS AG | Corporate Center - Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]	35		24		3
Non-interest income	[1]	246		50		89
Allocations from CC - Group ALM	[1]	(108)		(84)		(112)
Income	[1]	172	[7]	(11)	[8]	(20)	[9]
Credit loss (expense) / recovery	[1]	(8)		(11)		(12)
Total operating income	[1]	165		(22)		(32)
Personnel expenses	[1]	35		44		67
General and administrative expenses	[1]	105		116		743
Services (to) / from CC and other BDs	[1]	176		228		283
of which: services from CC - Services	[1]	152		197		227
Depreciation and impairment of property, equipment and software	[1]	0		0		0
Amortization and impairment of intangible assets	[1]	0		0		0
Total operating expenses	[1]	317		388		1,093
Operating profit / (loss) before tax	[1]	(152)		(410)		(1,125)
Additional information
Total assets	[1]	34,715		47,395		67,288
Additions to non-current assets	[1]	$ 0		$ 0		$ 0

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]	Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million.
[3]
Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management.

[4]
Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management.

[5]
2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.

[6]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[7]	Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million.
[8]
Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management.

[9]
Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management.

[10]
The decrease in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information.